Taxes on Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Corporate income tax rate	25.00%
Change in valuation allowance	$ 2,587	$ 2,982
Gross unrecognized tax benefits	600
ISRAEL [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	51,300
Operating loss carryforwards potentially limited by ownership change	1,500
UNITED STATES [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 5,974
Range of years for expiration of operating loss carry forwards		expire between 2017 and 2032